November 5, 1996


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:	Office of Filings, Information and Consumer
Services

RE:	Wilshire Target Funds, Inc. (the "Fund")
	File No. 811-7076

Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above-referenced Fund do not differ from that contained in Post-Effective
Amendment No. 10 (the "Amendment") to the Fund's
Registration Statement on Form N-1A. This Amendment was filed electronically on October 30, 1996 as Accession No. 0000927405-96-000424.

	Any comments on this filing should be directed to Tom Gormley, Senior Legal Product Manager, at
(617) 573-1538.

	Please return an electronic transmittal as evidence of your receipt of this filing.

						Very truly yours,


						JULIE A. TEDESCO
						Julie A. Tedesco
						Counsel

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